PROPERTY AND EQUIPMENT	9 Months Ended
Sep. 30, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 4 - PROPERTY AND EQUIPMENT

The major classifications of property and equipment are summarized below:

	SEP 30,	DEC 31,
	2011	2010
	(unaudited)
Computers and equipment	$136,643	$135,065
Furniture and fixtures	49,564	49,564
Demonstration units	339,915	296,010
	526,122	480,639
Less: accumulated depreciation	(265,278)	(206,234)
	$260,844	$274,405

Depreciation expense for the nine months ending September 30, 2011 and 2010 was $59,044 and $62,955.

The Company has incurred $95,824 and $51,919 of capitalized THOR costs, recorded in demonstration units, still under construction and not amortized as of September 30, 2011 and December 31, 2010.  Demonstration units also includes an ODIN unit available for testing by customers.